Payroll, staff and employee benefits obligations - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits obligations
Restructuring reserves (early retirement plans)	$ 149	$ 153	$ 150
Total	3,363	3,735	3,746
Net liabilities related to assets held for sale			145
Pension benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	2,545	2,877	2,948
Net liabilities related to assets held for sale			145
Other benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	$ 669	$ 705	$ 648